RESTATEMENT OF FINANCIALS 2023	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF FINANCIALS 2023

NOTE 7 – Restatement of Financials 2023

As a result of the Company’s predecessor auditor, Fruci & Associates II, PLLC (“Fruci”), identifying an adjusting entry that Fruci had proposed and that was posted by the Company that overstated deferred revenue and needed to be corrected.

		Restatement
Balance Sheet	As Filed	Adjustments	As Restated
Assets
Cash and cash equivalent	$6,201,137	$0	$6,201,137
Accounts receivable, net	$816,364	$0	$816,364
Inventory	$2,277,816	$-40,360	$2,237,456
Other Assets	$39,190	$0	$39,190
Total current assets	$9,334,507	$0	$9,294,147
PP&E	$952,811	$0	$952,811
Intangible Assets Net	$4,279,986	$0	$4,279,986
Operating Lease Right of Use Asset	$597,143	$0	$597,143

Total assets	$15,164,447	$-40,360	$15,124,087

Liabilities
Current Liabilities
Accounts payable	$223,040	$0	$223,040
Deferred revenue	$701,234	$-488,120	$213,114
Current Portion of Operating Lease	$434,152	$0	$434,152
Accrued expenses	$161,538	$0	$161,538
Total current liabilities	$1,519,964	$-488,120	$1,031,844
Total Long Term liabilities	$162,991	$0	$162,991
Total Liability	$1,682,955	$-488,120	$1,194,835
Total stockholders’ equity	$13,481,492	$447,761	$13,929,252
Total liabilities and stockholders’ equity	$15,164,447	$-40,359	$15,124,087

		Restatement
Statement of operations	As Filed	Adjustments	As Restated
Net Sales	$3,939,474	$0	$3,939,473
Cost of Sales	$1,489,457	$-447,761	$1,041,697
Gross Profit	$2,450,017	$447,761	$2,897,776
Operating Expenses:	$6,246,011	$0	$6,246,011
Operating Income	$-3,795,994	447,760	-3,348,234
Onter income	$30,063	$0	$30,063
Net Income (Loss)	$-3,765,932	$447,761	$-3,318,171

Income (Loss) per Share
Basic	$-0.42	$0.05	$-0.37
Diluted	$-0.42	$0.05	$-0.37

			Restatement
	As Filed		Adjustments		As Restated
Cash Flows From:
OPERATING ACTIVITIES	$
Net Income (Loss)		$-3,765,932		$447,761	-3,318,171
Adjustments to Reconcile Net Income (Loss) to Net Cash Flow from Operating Activities:
Shares issued on conversion of debt		$0		$0
Shares to be issued as consideration for services	$			$0
Shares issued for compensation		$145,550		$0	145,550
Distribution to affiliate		$-1,214,325		$0	-1,214,325
Depreciation & Amortization		$523,380		$0	523,380
Net Change, Right-of-Use Asset & Liabilities		$-31,775		$0	-31,775
Accounts Receivable		$-395,002		$0	-395,002
Inventory		$-1,231,796		$40,359	-1,191,437
Prepaids & Other Current Assets		$32,910		$0	32,910
Stock Account	$		$		-
Accounts Payable		$32,653		$0	32,653
Accrued Expenses		$-267,464		$0	-267,464
21030 Deferred Revenue		$701,234		$-488,120	213,114
Net Cash From (Used In) Operating Activities		$-5,470,618		$51	-5,470,567

INVESTING ACTIVITIES
Purchase of Equipment		$-76,636		$-50	-76,686
Affiliate companies	$			$0	-
Purchase of R&D Equipment	$			$0	-
Demonstration Equipment	$			$0	0
Purchase of Intangible Assets		$-408,169		$0	-408,169
Net Cash From (Used In) Investing Activities		$-484,805		$-50	-484,855

FINANCING ACTIVITIES
Proceeds from (Repayment of) Notes
Proceeds from (Repayment of) PPP Loan
Dividends Paid		$-	$
Proceeds from Sale of Common Stock		$-25,240		$0	-25,240
Net Cash From (Used In) Financing Activities		$-25,240		$0	-25,240
Net Cash Flow for Period		$-5,980,663		$-1	-5,980,662
Cash - Beginning of Period		$12,181,799		$0	12,181,799
Cash - End of Period		$6,201,136		$-1	6,201,137
NON-CASH INVESTING AND FINANCING ACTIVITIES
Share issued for purchase of license		$1,210,000		$0	1,210,000
SUPPLEMENTARY CASH FLOW INFORMATION
Cash Received / Paid During the Period for:
Income Taxes		$-			$-
Interest		$39,509		$0	39,509